NOTES TO THE CASH FLOW STATEMENTS	12 Months Ended
Dec. 31, 2022
Statement of cash flows [abstract]
NOTES TO THE CASH FLOW STATEMENTS
32. NOTES TO THE CASH FLOW STATEMENT
At December 31, 2022, cash and cash equivalents included €100,000 thousand relating to a time deposit held with a recognized international financial institution, which originated in December 2022 and matures in March 2023.
Other non-cash expenses, net primarily includes equity-settled share-based compensation, allowances for doubtful accounts of trade receivables and provisions for slow moving and obsolete inventories.